Selected Quarterly Financial Data and Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Data and Supplemental Information

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(In millions, except per share figures)
2017:
Revenue	$3,503	$3,495	$3,341	$3,685
Operating income	$749	$701	$535	$670
Income from continuing operations	$578	$507	$397	$28
Discontinued operations, net of tax	$—	$—	$—	$2
Net income attributable to the Company	$569	$501	$393	$29
Basic Per Share Data(a):
Continuing operations	$1.10	$0.98	$0.77	$0.05
Discontinued operations, net of tax	$—	$—	$—	$0.01
Net income attributable to the Company	$1.10	$0.98	$0.77	$0.06
Diluted Per Share Data(a):
Continuing operations	$1.09	$0.96	$0.76	$0.05
Discontinued operations, net of tax	$—	$—	$—	$0.01
Net income attributable to the Company	$1.09	$0.96	$0.76	$0.06
Dividends Paid Per Share	$0.34	$0.34	$0.375	$0.375
2016:
Revenue	$3,336	$3,376	$3,135	$3,364
Operating income	$673	$661	$517	$580
Income from continuing operations	$490	$480	$384	$441
Discontinued operations, net of tax	$—	$—	$—	$—
Net income attributable to the Company	$481	$472	$379	$436
Basic Per Share Data:
Continuing operations	$0.92	$0.91	$0.73	$0.85
Discontinued operations, net of tax	$—	$—	$—	$—
Net income attributable to the Company	$0.92	$0.91	$0.73	$0.85
Diluted Per Share Data:
Continuing operations	$0.91	$0.90	$0.73	$0.84
Discontinued operations, net of tax	$—	$—	$—	$—
Net income attributable to the Company	$0.91	$0.90	$0.73	$0.84
Dividends Paid Per Share	$0.31	$0.31	$0.34	$0.34